One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

October 8, 2025

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Allspring Funds Trust	0001081400	September 29, 2025
American Century Strategic Asset Allocations, Inc.	0000924211	September 26, 2025
Fidelity Advisor Series VII	0000315700	September 22, 2025
Fidelity Securities Fund	0000754510	September 22, 2025
Target Portfolio Trust	0000890339	October 1, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

ALISON POLLOCK

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company